Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of reconciliation of income tax expense (benefit)

An analysis of the provision (benefit) for income taxes for continuing operations for the years ended December 31, 2019 and 2018 is as follows (in thousands):

	2019	2018
Current income taxes	$6,225	$4,873
Deferred income tax benefit	(265)	(165)
Provision for income taxes	$5,960	$4,708

Schedule of deferred tax assets

Deferred income tax assets and liabilities as of December 31, 2019 and 2018 are comprised of the following (in thousands):

	2019	2018
Deferred tax assets:
Accruals and other	$2,428	$2,721
	2,428	2,721
Deferred tax liabilities – property and other	(58)	(81)
Net deferred tax asset	$2,370	$2,640

Schedule of reconciliation of federal income tax rate to Company's effective tax rate

	2019	2018
Statutory rate	21.0%	21.0%
State income tax, net of federal tax benefit	12.8%	18.7%
	33.8%	39.7%

Landcadia Holdings II, Inc
Schedule of reconciliation of income tax expense (benefit)

	Year ended December 31,
	2019	2018	2017
Current income taxes	$664,486	$—	$—
Deferred income taxes	—	—	—
Total expense (benefit)	$664,486	$—	$—
Change in valuation allowance	—	—	—
Income tax expense (benefit)	$664,486	$—	$—

Schedule of deferred tax assets

Year ended December 31,
	2019	2018
Deferred tax asset:
Net operating loss carryforward	$—	$—
Total deferred tax asset	$—	$—
Valuation allowance	—	—
Deferred tax asset, net of current allowance	$—	$—

Schedule of reconciliation of federal income tax rate to Company's effective tax rate

	Year ended December 31,
	2019	2018	2017
Statutory rate	21.0%	21.0%	34.4%
Other	0.0%	0.0%	0.0%
Total	21.0%	21.0%	34.4%